Capital Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Capital Stock
19.	CAPITAL STOCK

[a]	At December 31, 2017, the Company’s authorized, issued and outstanding capital stock are as follows:

Preference shares - issuable in series -

The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares -

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]

On November 13, 2017, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 35.8 million Magna Common Shares [the “2017 Bid”], representing approximately 10% of the Company’s public float of Common Shares. The Bid commenced on November 15, 2017 and will terminate no later than November 14, 2018.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2016 and 2015.

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2017		2016
	number	Shares	Cash	Shares	Cash
	of shares	purchased	amount	purchased	amount
2015 Bid	40,000,000	—	$—	20,313,194	$818
2016 Bid	38,000,000	23,245,377	1,109	2,021,824	86
2017 Bid	35,800,000	3,011,666	162	—	—

		26,257,043	$1,271	22,335,018	$904

Certain purchases were made by way of private agreements entered into with arm’s length, third party sellers. Such private agreement purchases were made at a discount to the prevailing market price for the Company’s Common Shares and pursuant to issuer bid exemption orders issued by the Ontario Securities Commission. All other purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the New York Stock Exchange in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 6, 2018 were exercised or converted:

Common Shares	358,395,997
Stock options (i)	7,661,769

366,057,766

(i)

Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.